1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
STEPHEN T. COHEN stephen.cohen@dechert.com +1 202 261 3304 Direct +1 202 261 3024 Fax

April 29, 2022

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	RBC Funds Trust

File Nos. 333-111986; 811-21475

Rule 497(j) filing

Ladies and Gentlemen:

On behalf of RBC Funds Trust (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the statement of additional information contained in Post-Effective Amendment No. 161 to Registrant’s Registration Statement on Form N-1A, filed on April 19, 2022, constituting the most recent amendment to this Registration Statement (the “Amendment”) that would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 19, 2022, accession number 0001193125-22-109484.

The definitive form of the prospectus contained in the Amendment is being filed separately under Rule 497(c).

Should you have any questions, please do not hesitate to contact me at (202) 261-3304.

Very truly yours,

/s/ Stephen T. Cohen
Stephen T. Cohen